Federated Hermes Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2022 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—56.3%
		Alabama—6.0%
$5,000,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$4,944,895
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 3.660% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,314,301
4,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No. 7 (Series 2021C-1) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2026	3,950,862
25,500,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No. 7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 4.010% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	24,225,334
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	3,512,244
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	4,894,152
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 3.610% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	29,515,533
		TOTAL	93,357,321
		Arizona—0.5%
4,500,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 3.910% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	4,347,203
4,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.875%, Mandatory Tender 3/31/2023	3,982,483
		TOTAL	8,329,686
		California—3.0%
7,250,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021B) FRNs, 3.940% (SIFMA 7-day +0.280%), Mandatory Tender 4/1/2024	7,252,731
9,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 4.110% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	8,862,513
7,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021D) FRNs, 3.960% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,803,624
7,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018D) FRNs, 4.010% (SIFMA 7-day +0.350%), Mandatory Tender 8/1/2024	6,902,858
6,750,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 4.360% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,510,647
2,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	1,851,621
3,700,000		California State Pollution Control Financing Authority (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.600%, Mandatory Tender 9/1/2023	3,627,575
2,000,000		Western Placer, CA Unified School District, Community Facilities District No. 1 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	1,919,529
2,730,000		Western Placer, CA Unified School District, Community Facilities District No. 2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,619,625
		TOTAL	46,350,723
		Colorado—1.0%
5,000,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2022D) FRNs, 4.530% (SIFMA 7-day +0.870%), 12/1/2025	5,000,008
6,000,000	[1]	Colorado State Health Facilities Authority (Intermountain Healthcare), Revenue Bonds (Series 2022D) FRNs, 4.210% (SIFMA 7-day +0.550%), Mandatory Tender 8/17/2026	5,930,693
4,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2021B) FRNs, 3.231% (SOFR x 0.67 +0.350%), Mandatory Tender 9/1/2024	3,969,863
		TOTAL	14,900,564
		Connecticut—0.9%
1,200,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2026	1,291,043

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$4,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series X-2) TOBs, 0.250%, Mandatory Tender 2/9/2024	$3,843,791
4,150,000		Connecticut State HFA, Housing Mortgage Finance Program Bonds (Series 2020D-3) TOBs, 0.500%, Mandatory Tender 11/15/2023	4,011,886
2,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2024	2,075,013
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2025	1,060,980
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 4.560% (SIFMA 7-day +0.900%), 3/1/2023	1,500,762
		TOTAL	13,783,475
		Florida—1.5%
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	745,750
2,700,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2023	2,739,374
1,700,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2025	1,781,182
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2024	2,592,133
1,250,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2025	1,323,794
2,800,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 0.400%, 8/1/2023	2,733,077
11,500,000	[1]	Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018B) FRNs, 4.035% (SIFMA 7-day +0.375%), Mandatory Tender 7/1/2024	11,151,479
		TOTAL	23,066,789
		Georgia—1.0%
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCR Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	6,539,498
5,650,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCR Bonds (First Series 2012) TOBs, 2.875%, Mandatory Tender 8/19/2025	5,575,049
725,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2023	724,841
700,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2024	699,386
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2025	997,090
1,100,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2026	1,093,461
		TOTAL	15,629,325
		Illinois—0.8%
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2024	2,027,245
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2025	2,058,275
3,500,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2026	3,644,833
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,094,827
		TOTAL	12,825,180
		Indiana—0.8%
100,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, (United States Treasury PRF), 2.000%, Mandatory Tender 2/1/2023	99,903
5,900,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	5,894,361
6,745,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 3.960% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	6,574,447
		TOTAL	12,568,711
		Iowa—0.4%
3,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021) TOBs, (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	2,931,311
3,500,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 3.560% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	3,305,476
		TOTAL	6,236,787

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—1.4%
$3,500,000		Kentucky Housing Corp. (Cambridge Preservation LP), Multifamily Housing Revenue Bonds (Series 2021) TOBs, (United States Treasury GTD), 0.300%, Mandatory Tender 2/1/2024	$3,350,030
2,500,000		Owen County, KY (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.700%, Mandatory Tender 9/1/2023	2,452,040
13,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	12,905,074
2,500,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2021A), 0.400%, 5/1/2023	2,471,888
		TOTAL	21,179,032
		Louisiana—1.3%
3,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B) TOBs, 0.875%, Mandatory Tender 2/1/2025	2,830,493
5,025,000		Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2017D-1) TOBs, 0.600%, Mandatory Tender 5/1/2023	4,965,158
6,885,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1) TOBs, 2.125%, Mandatory Tender 7/1/2024	6,671,810
6,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1) TOBs, 2.000%, Mandatory Tender 4/1/2023	5,962,947
		TOTAL	20,430,408
		Massachusetts—0.4%
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	3,500,000
3,250,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 4.260% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	3,203,948
		TOTAL	6,703,948
		Michigan—0.4%
2,000,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2024	2,051,304
1,000,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2025	1,046,389
3,125,000	[1]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 4.410% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	3,072,103
		TOTAL	6,169,796
		Minnesota—0.6%
5,000,000		Minnesota Rural Water Finance Authority, Public Projects Construction Notes (Series 2022), 2.625%, 12/1/2023	4,932,072
5,240,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 4.090% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	5,233,459
		TOTAL	10,165,531
		Montana—0.2%
2,600,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 4.110% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	2,599,803
		Nebraska—0.9%
4,955,000	[1]	Douglas County, NE (Creighton University, NE), Educational Facilities Revenue Refunding Bonds (Series 2021B) FRNs, 4.190% (SIFMA 7-day +0.530%), Mandatory Tender 9/1/2026	4,878,114
10,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2020A) TOBs, 0.600%, Mandatory Tender 7/1/2023	9,861,578
		TOTAL	14,739,692
		Nevada—0.8%
5,000,000		Clark County, NV Pollution Control (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017) TOBs, 1.650%, Mandatory Tender 3/31/2023	4,976,512
1,450,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2025	1,458,830
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	6,723,606
		TOTAL	13,158,948

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—0.5%
$1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.150%, Mandatory Tender 7/1/2024	$1,444,885
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	3,853,028
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,926,514
		TOTAL	7,224,427
		New Jersey—2.4%
2,463,000		Camden, NJ BANs, 4.000%, 8/8/2023	2,461,941
7,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 1.200%, Mandatory Tender 6/1/2023	6,930,691
3,100,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	2,846,284
2,250,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2025	2,344,050
2,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2026	2,646,327
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 3.634% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	20,000,000
		TOTAL	37,229,293
		New Mexico—1.7%
5,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds San Juan Project (Series 2010C) TOBs, 1.150%, Mandatory Tender 6/4/2024	4,813,976
3,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds San Juan Project (Series 2010D) TOBs, 1.100%, Mandatory Tender 6/1/2023	2,964,676
4,000,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2019B) TOBs, 5.000%, Mandatory Tender 8/1/2025	4,179,499
1,100,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,100,857
1,150,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,152,196
1,600,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,605,599
1,685,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,693,758
3,725,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	3,744,568
4,500,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	4,612,182
		TOTAL	25,867,311
		New York—6.3%
16,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.300%, Mandatory Tender 4/3/2023	16,385,018
3,300,000	[1]	Long Island Power Authority, NY FRNs, 3.634% (1-month USLIBOR x 0.70 +0.750%), 5/1/2033	3,298,005
17,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	16,431,360
4,010,000		Lowville, NY, (Series A) BANs, 3.250%, 8/24/2023	3,995,798
15,000,000		Massena, NY Central School District BANs, 4.000%, 6/29/2023	15,013,404
6,735,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 3.211% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	6,623,872
2,500,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2024	2,567,326
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2024	1,035,356
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2026	1,058,608
4,000,000		Newburgh, NY BANs, 4.250%, 3/28/2023	3,999,890

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$15,000,000		Owego-Apalachin, NY CSD BANs, 4.000%, 6/28/2023	$15,043,458
5,690,000	[1]	Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Refunding Bonds (Series 2005B-4A) FRNs, 3.261% (SOFR x 0.67 +0.380%), Mandatory Tender 2/1/2024	5,623,078
6,431,957		Vestal Fire District, NY BANs, 4.000%, 8/11/2023	6,419,547
		TOTAL	97,494,720
		North Carolina—1.4%
4,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2018E) TOBs, 0.800%, Mandatory Tender 10/31/2025	3,767,243
3,500,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2021B) TOBs, 5.000%, Mandatory Tender 12/2/2024	3,629,925
850,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	817,920
1,000,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	932,219
13,635,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019B) FRNs, 3.531% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	13,483,187
		TOTAL	22,630,494
		North Dakota—0.9%
10,000,000		Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	9,505,296
4,000,000	[1]	North Dakota State HFA, Housing Finance Program Bonds (Series 2019B) FRNs, 3.860% (SIFMA 7-day +0.200%), Mandatory Tender 7/1/2024	3,999,418
		TOTAL	13,504,714
		Ohio—1.3%
4,350,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), Multifamily Housing Revenue Bonds (Series 2022) TOBs, (United States Treasury COL), 4.750%, Mandatory Tender 12/1/2025	4,473,976
10,390,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	10,566,275
4,725,000		Ohio HFA Multifamily Housing (Seton Square North, OH), Revenue Bonds (Series 2021A) TOBs, (United States Treasury COL), 0.400%, Mandatory Tender 4/1/2023	4,677,902
		TOTAL	19,718,153
		Oregon—0.4%
3,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	2,617,951
1,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	850,066
3,500,000		Oregon State Housing and Community Services Department (Westwind Apartments), Housing Development Revenue Bonds (Series 2021H) TOBs, (United States Treasury GTD), 0.250%, Mandatory Tender 3/1/2023	3,476,161
		TOTAL	6,944,178
		Pennsylvania—6.3%
5,500,000	[1]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 3.300% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	5,281,024
2,495,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021A) FRNs, 3.231% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,421,358
3,375,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021B) FRNs, 3.231% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	3,275,349
15,000,000	[1]	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2022C) FRNs, 3.371% (SOFR x 0.67 +0.490%), Mandatory Tender 3/1/2027	14,110,515
9,960,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 4.240% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	9,945,355
1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 4.120% (SIFMA 7-day +0.460%), 11/1/2023	1,199,826
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 3.924% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	4,000,728
10,000,000		Pennsylvania Economic Development Financing Authority (PPL Electric Utilities Corp.), PCR Refunding Bonds (Series 2008), 0.400%, 10/1/2023	9,704,896

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,900,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.580%, Mandatory Tender 8/1/2024	$4,594,804
9,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 4.060% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	8,747,686
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 3.641% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	6,002,170
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 4.360% (SIFMA 7-day +0.700%), 12/1/2023	5,000,322
17,500,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 4.310% (SIFMA 7-day +0.650%), Mandatory Tender 12/1/2023	17,482,570
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 4.260% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,726,691
		TOTAL	98,493,294
		South Carolina—1.6%
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 3.620% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	24,861,972
		Tennessee—0.8%
11,700,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	11,870,418
		Texas—6.7%
3,000,000		Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	2,951,071
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,507,037
4,000,000		Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.280%, Mandatory Tender 8/15/2024	3,773,507
3,500,000		Denton County, TX Housing Finance Authority (THF Pathway on Woodrow, LP), Multifamily Housing Revenue Bonds (Series 2022) TOBs, (United States Treasury COL), 5.000%, Mandatory Tender 2/1/2025	3,606,446
5,000,000		Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.250%, Mandatory Tender 8/1/2023	4,907,163
4,465,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	4,334,076
3,600,000		El Paso, TX Independent School District, Variable Rate Maintenance Tax Notes (Series 2020) TOBs, 2.000%, Mandatory Tender 8/1/2023	3,535,298
3,910,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	3,652,887
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 3.534% (1-month USLIBOR +0.650%), Mandatory Tender 7/1/2024	5,003,505
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 4.230% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	4,966,925
4,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A) TOBs, 0.900%, Mandatory Tender 5/15/2025	3,706,212
2,750,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 4.510% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,701,699
3,750,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	3,637,735
3,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996) TOBs, 0.900%, Mandatory Tender 9/1/2023	2,944,977
8,695,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	8,644,229
2,650,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2023	2,634,526
1,120,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2052	1,113,208
14,985,000		Ponder, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2021) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2024	14,502,252
3,370,000	[1]	San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2022) FRNs, 4.530% (SIFMA 7-day +0.870%), Mandatory Tender 12/1/2025	3,370,018

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	$3,981,410
2,250,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2023	2,267,102
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2025	2,564,377
11,000,000		Texas State Department of Housing & Community Affairs (THF Park at Kirkstall Apartments, LP), Multifamily Housing Revenue Bonds (Series 2021) TOBs, 0.650%, Mandatory Tender 12/1/2024	10,274,384
2,675,000		Tomball, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014B-1) TOBs, 0.450%, Mandatory Tender 8/15/2023	2,634,715
		TOTAL	105,214,759
		Virginia—1.2%
3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	2,966,402
5,500,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 3.800%, Mandatory Tender 10/1/2024	5,512,244
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2009A) TOBs, 0.750%, Mandatory Tender 9/2/2025	4,531,827
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,438,404
		TOTAL	18,448,877
		Washington—1.5%
5,000,000	[1]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 3.890% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,867,686
9,250,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2021B) FRNs, 3.910% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	9,069,937
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	2,534,790
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, (United States Treasury PRF 1/29/2023@100), 4.710% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	7,000,000
		TOTAL	23,472,413
		West Virginia—0.3%
5,500,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Bonds (Series 2011A) TOBs, 1.000%, Mandatory Tender 9/1/2025	5,063,625
		Wisconsin—1.1%
7,500,000		Public Finance Authority (Duke Energy Progress LLC), PCR Refunding Bonds (Series 2022A-1) TOBs, 3.300%, Mandatory Tender 10/1/2026	7,514,292
10,375,000	[1]	Wisconsin State, UT GO Bonds (Series 2022A) FRNs, 4.080% (SIFMA 7-day +0.420%), 5/1/2025	10,239,692
		TOTAL	17,753,984
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $898,128,888)	877,988,351
	[1]	SHORT-TERM MUNICIPALS—44.1%
		California—1.9%
8,000,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (CORE Related/GALA Rentals, LP), SPEAR's 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.060%, 1/5/2023	8,000,000
12,400,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 4.110%, 1/2/2023	12,400,000
10,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 3.990%, 1/5/2023	10,000,000
		TOTAL	30,400,000
		Florida—0.6%
3,970,000		Hillsborough County, FL HFA (Hillsborough FL TC, LP), SPEARs 3a-7 (Series DBE-8083) VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 4.060%, 1/5/2023	3,970,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$5,365,000		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.060%, 1/5/2023	$5,365,000
		TOTAL	9,335,000
		Georgia—0.1%
2,200,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 3.900%, 1/3/2023	2,200,000
		Kentucky—1.5%
4,900,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.280%, 1/3/2023	4,900,000
18,500,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.250%, 1/3/2023	18,500,000
		TOTAL	23,400,000
		Louisiana—4.2%
8,133,346		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 4.060%, 1/5/2023	8,133,346
56,700,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 4.100%, 1/4/2023	56,700,000
		TOTAL	64,833,346
		Mississippi—1.1%
13,110,000		Mississippi Home Corp. (Mississippi Portfolio Partners), (Series 2022-XF-1135) Weekly VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 3.960%, 1/5/2023	13,110,000
4,000,000		Mississippi Home Corp. (Shady Lane Group LP), Tender Option Bond Trust Floater Certificates (Series 2022-XF1134) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.960%, 1/5/2023	4,000,000
		TOTAL	17,110,000
		Multi State—10.3%
57,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series B) MuniFund Preferred Shares Weekly VRDPs, 4.110%, 1/2/2023	57,000,000
25,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 4.110%, 1/2/2023	25,000,000
46,975,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 4.110%, 1/2/2023	46,975,000
32,000,000		Nuveen Muni High Income Opportunity Fund, SPEARs 3a7 (Series DBE-8088) Weekly VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 3.960%, 1/5/2023	32,000,000
		TOTAL	160,975,000
		Nevada—0.6%
6,500,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (2021-MIZ9091) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.910%, 1/5/2023	6,500,000
3,100,000		Nevada Housing Division (Lake Mead West AHP LP), Tender Option Bond Trust Floater Certificates (Series 2021-XF1120) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.960%, 1/5/2023	3,100,000
		TOTAL	9,600,000
		New York—3.3%
2,000,000		New York City, NY Municipal Water Finance Authority, (Series 2022D) Weekly VRENs, 4.000%, 1/2/2023	2,000,000
6,000,000		New York City, NY, (Series 2021-2) Weekly VRENs, 3.970%, 1/2/2023	6,000,000
31,500,000		New York City, NY, (Series 2021-3) Weekly VRENs, 3.860%, 1/2/2023	31,500,000
1,400,000		New York City, NY, (Series B-3) Weekly VRENs, 4.000%, 1/2/2023	1,400,000
10,000,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 4.060%, 1/5/2023	10,000,000
		TOTAL	50,900,000
		North Carolina—0.4%
5,880,000		Selma, NC Housing Authority Multi Family Revenue (GREH Lizzie Mill, NC TC LLC), Tender Option Bond Certificates (Series 2022-XF1133) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.960%, 1/5/2023	5,880,000
		Ohio—1.4%
8,885,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 4.140%, 1/5/2023	8,885,000
8,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 3.910%, 1/2/2023	8,500,000
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series C) VRENs, 3.770%, 1/2/2023	4,000,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 4.040%, 1/5/2023	500,000
		TOTAL	21,885,000
		Oklahoma—1.9%
9,825,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020B) Weekly VRENs, 4.210%, 1/2/2023	9,825,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oklahoma—continued
$19,700,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020C) Weekly VRENs, 3.960%, 1/2/2023	$19,700,000
		TOTAL	29,525,000
		Pennsylvania—1.1%
6,870,000		Central Bradford Progress Authority, PA (Guthrie Healthcare System, PA), (Series 2021D) Weekly VRENs, 4.230%, 1/5/2023	6,870,000
9,840,000		Pennsylvania Housing Finance Agency (Hershey Plaza, PA TC LP), SPEARs 3a7 (Series DBE-8057) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.060%, 1/5/2023	9,840,000
		TOTAL	16,710,000
		Tennessee—0.2%
2,655,000		Memphis, TN Health, Educational and Housing Facility Board (Alco Pershing Partners LP), (Series 2022-XF1136) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.140%, 1/5/2023	2,655,000
		Texas—11.7%
3,000,000		Austin, TX Affordable Public Finance Authority (LDG Belmont LP), Tender Option Bond Trust Floater Certificates (Series 2021-XF1102) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.720%, 1/5/2023	3,000,000
5,500,000		Dallas, TX Housing Finance Corp. (LDG Ridge at Lancaster LP), (Series 2021-XF1109) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.960%, 1/5/2023	5,500,000
6,090,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.860%, 1/5/2023	6,090,000
11,425,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 3.900%, 1/3/2023	11,425,000
6,100,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 3.930%, 1/3/2023	6,100,000
38,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 4.510%, 1/4/2023	38,500,000
3,250,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 4.200%, 1/3/2023	3,250,000
7,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 4.200%, 1/3/2023	7,200,000
25,600,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 4.210%, 1/3/2023	25,600,000
70,205,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 4.450%, 1/4/2023	70,205,000
5,475,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 4.460%, 1/4/2023	5,475,000
		TOTAL	182,345,000
		Wisconsin—3.8%
30,625,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2020C) Weekly VRENs, 4.230%, 1/5/2023	30,625,000
29,000,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2022A) Weekly VRENs, 4.230%, 1/5/2023	29,000,000
		TOTAL	59,625,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $687,378,346)	687,378,346
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $1,585,507,234)	1,565,366,697
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(5,970,856)
		TOTAL NET ASSETS—100%	$1,559,395,841
Securities that are subject to the federal alternative minimum tax (AMT) represent 12.9% of the Fund's portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2022, this restricted security amounted to $1,851,621, which represented 0.1% of total net assets.

Additional information on restricted securities held at December 31, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	5/27/2021	$2,000,000	$1,851,621
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes